Active Assets Prime Trust
Active Assets Prime Trust (formerly Active Assets Institutional Money Trust)
Investment Objectives
Active Assets Prime Trust (the "Fund") is a money market fund that seeks high current income, preservation of capital and liquidity.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares: Administrative Class, Advisory Class, Select Class and Morgan Stanley Wealth Management S Class ("S Class"). This Prospectus sets forth information about the Fund applicable to Administrative, Advisory and Select Class shares. The Fund also offers S Class shares through a separate Prospectus. Each Class has different fees and expenses and varying minimum initial investment amounts.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Active Assets Prime Trust		Administrative Class	Advisory Class	Select Class
Advisory Fee		0.10%	0.10%	0.10%
Distribution and/or Shareholder Service (12b-1) Fee				0.55%
Other Expenses	[1]	0.08%	0.08%	0.08%
Shareholder Administration Fee		0.15%
Service and Shareholder Administration Fee			0.25%
Shareholder Service Fee				0.25%
Total Annual Fund Operating Expenses		0.33%	0.43%	0.98%
[1]	Other expenses have been estimated for the current fiscal year.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Active Assets Prime Trust - USD ($)	1 Year	3 Years
Administrative Class	34	106
Advisory Class	44	138
Select Class	100	312

Principal Investment Strategies

The Fund invests in high quality, short-term debt obligations. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00. The Fund's investments include the following money market instruments: corporate obligations (including, but not limited to, commercial paper); debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; U.S. dollar-denominated foreign bank obligations; asset-backed securities; repurchase agreements; municipal obligations; and variable and floating rate notes.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

•  U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

•  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

•  Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments which affect such sector.

•  Money Market Fund Regulation. The SEC recently adopted changes to the rules that govern money market funds. The Fund intends to operate as a "retail money market fund," which allows the Fund to continue to seek a stable net asset value ("NAV"). Effective October 2016, the Fund will be permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's S Class shares performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods. The performance of the Administrative, Advisory and Select Class shares will differ because the Administrative, Advisory and Select Class shares have different ongoing fees. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years

The year-to-date total return as of December 31, 2015 was 0.08%.
High Quarter	12/31/06	1.33%
Low Quarter	9/30/13	0.00%

Average Annual Total Returns For the Periods Ended December 31, 2015
Average Annual Returns	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
Active Assets Prime Trust | S Class	0.08%	0.06%	1.34%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 548-7786.